Supplement to the
Fidelity® 100 Index Fund
March 25, 2009
Prospectus

Effective on April 1, 2009, Fidelity 100 Index Fund will be renamed Fidelity Series 100 Index Fund.

HUN-09-02  April 1, 2009
1.857358.103

Supplement to the

Fidelity ® 100 Index Fund
A Fund of Fidelity Commonwealth Trust

STATEMENT OF ADDITIONAL INFORMATION

March 25, 2009

Effective on April 1, 2009, Fidelity 100 Index Fund will be renamed Fidelity Series 100 Index Fund.

HUNB-09-01  April 1, 2009
1.848939.102